Schedule of Income Tax Expense Reconciliation (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) Profit before income taxes		$ (5,810,905)	$ 2,975,533	$ 3,256,125
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (958,799)	$ 490,963	$ 537,260
Reconciling items:
Tax effect of income that is not taxable	[1]	(1,478)	(25)	(127,476)
Tax effect of non-deductible expenditure		371,984	90,539
Tax effect of temporary differences not recognized		98,842
Change in valuation allowance		409,297	88,998	81,028
Effect of two-tier tax rate			(21,154)	(21,154)
Statutory tax deduction	[2]		(385)	(769)
Total		$ (80,154)	$ 648,936	$ 468,889

[1]	Income that is not taxable mainly consisted of the bank interest income which is non-taxable under Hong Kong income tax law.
[2]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) (2023: HK$6,000) for each business.